Consolidated Statement of Changes in Shareholders' Equity Statement - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at	$ 917,380	$ 762		$ 1,745,844	$ (818,222)
Treasury Stock, Common, Shares	(11,004,000)
Balance (shares)		74,902,364,000
Net loss	$ (5,325)
Common Stock Issued	0	$ (16)		(16)
Common Stock Issued (shares)		1,592,594,000
Issuance of restricted stock, net of forfeitures	0	$ 18		(18)
Dividends	(4,579)			(4,579)
Treasury Shares		(2,641,479,000)
Treasury Stock, Value, Acquired, Cost Method	(18,710)		$ (18,710)
Issuance of restricted stock, net of forfeitures (shares)		1,824,698,000
Restricted stock amortization	5,625			5,625
Balance at	$ 894,391	$ 796		1,746,856	(823,547)
Treasury Stock, Common, Shares	(29,714,000)
Balance (shares)		75,678,177,000
Common shares, $0.01 par value per share; authorized 212,500,000 shares as of September 30, 2019 and December 31, 2018; outstanding 72,487,958 shares and 71,217,258 shares as of September 30, 2019 and December 31, 2018, respectively	$ 796
Balance at	$ 860,804	$ 796		1,747,648	(830,920)
Treasury Stock, Common, Shares	(56,720,000)
Balance (shares)	75,298,676	71,217,258
Net loss	$ 29,570
Common Stock Issued	0	$ 0		0
Common Stock Issued (shares)		0
Issuance of restricted stock, net of forfeitures	0	$ 13		(13)
Dividends	(4,298)			(4,298)
Treasury Shares		0
Treasury Stock, Value, Acquired, Cost Method	0		$ 0
Issuance of restricted stock, net of forfeitures (shares)		1,270,700
Restricted stock amortization	6,674			6,674
Common shares, $0.01 par value per share; authorized 212,500,000 shares as of September 30, 2019 and December 31, 2018; outstanding 72,487,958 shares and 71,217,258 shares as of September 30, 2019 and December 31, 2018, respectively	809
Balance at	$ 892,750	$ 809		$ 1,750,011	$ (801,350)
Treasury Stock, Common, Shares	(56,720,000)
Balance (shares)	75,459,344	72,487,958